13F-HR
12/31/08

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York February 11, 2009

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value total:	$149,049

List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR Corporation

COM

001765106

32010

3000000

SH



Sole



3000000


American Axle & Mfg Holdings

COM

024061103

7225

2500000

SH



Sole



2500000


Brunswick Corp

COM

117043109

2105

500000

SH



Sole



500000


CIT Group Inc

COM

125581108

227

50000

SH



Sole



50000


Citadel Broadcasting

COM

17285T106

240

1500000

SH



Sole



1500000


Walt Disney Company

COM

254687106

29497

1300000

SH



Sole



1300000


Idearc Inc.

COM

451663108

85

1000000

SH



Sole



1000000


Intuitive Surgical,Inc

COM

559222401

30478

240000

SH



Sole



240000


J. Crew Group, Inc.

COM

46612H402

3050

250000

SH



Sole



250000


JPMorgan Chase & Co

COM

46625H100

14189

450000

SH



Sole



450000


Lincoln Natl Corp Inc

COM

534187109

3768

200000

SH



Sole



200000


MetLife Inc

COM

59156R108

8715

250000

SH



Sole



250000


Mindray Medical

COM

602675100

6300

350000

SH



Sole



350000


R.H. Donnelley Corp

COM

74955W307

1073

2900000

SH



Sole



2900000


Solutia

COM

834376501

39

8675

SH



Sole



8675


US Airways Group Inc

COM

90341W108

10049

1300000

SH



Sole



1300000

